Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2011:

	Fair Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	—	534	—	534
Obligations of U.S. government	—	189,993	—	189,993
Obligations of states and political subdivisions	—	23,568	—	23,568
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	29,959	—	29,959
Agency pass through mortgage-backed securities	—	3,011,090	—	3,011,090
Other debt securities	—	—	—	—
Balance at end of period	—	3,255,144	—	3,255,144

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2011						Quarter Ended September 30, 2011	Year Ended September 30, 2011
	Level 1		Level 2		Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	—	$—	—	$242,159	$242,159	$1,660	$37,550
Covered REO (2)	—	—	—	—	24,149	24,149	9,752	9,752
Real estate held for sale (2)	—	—	—	—	90,914	90,914	20,244	50,788
Balance at end of period	$—		$—		$357,222	$357,222	$31,656	$98,090
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(1)	The losses represents remeasurements of collateral dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.